Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The AYI Plan, ABL Plan, and Holophane Plan obtained their latest determination letters on August 12, 2013, July 10, 2013, and May 29, 2014, respectively, in which the IRS stated these plans are qualified under Section 401(a) of the Internal Revenue Code ("IRC"). The Plans have been amended since requesting the latest determination letters, and the Plan Administrator believes the Plans are currently designed and being operated in compliance with the applicable requirements of the IRC. Thus, the Plans and related trust continue to be tax-exempt. Therefore, no provision for income taxes is included in these financial statements.
U.S. GAAP requires plan management to evaluate uncertain tax positions taken by the Plans. The financial statement impact of a tax position is recognized when the position is more likely than not, based on its technical merits, to be sustained upon examination by the IRS. The Plan Administrator has analyzed the tax positions taken by the Plans and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken. The Plans have recognized no interest or penalties related to uncertain tax positions. The Plans are subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.